OPERATING COSTS (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Operating Costs [Abstract]
Cost of equipment sales	$ 2,496	$ 2,540
Merchandise for resale	241	209
Goods and services purchased	6,564	5,930
Employee salaries, benefits, and stock-based compensation	2,591	2,308
Total operating costs	$ 11,892	$ 10,987